Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Property and Equipment, Net

6.    Property and Equipment, Net

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
At cost:
Computer and office equipment	7,256	27,148	3,949
Leasehold improvement	5,019	10,654	1,550
	12,275	37,802	5,499
Less: accumulated depreciation	(2,996)	(8,727)	(1,270)
	9,279	29,075	4,229

For the years ended December 31, 2016, 2017 and 2018, the Group recorded depreciation expenses of RMB756,  RMB2,265 and RMB5,934  (US$863), respectively, and were included in the following captions:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Costs of revenues	321	553	1,291	188
Sales and marketing expenses	163	546	805	117
General and administrative expenses	68	181	1,074	156
Research and development expenses	204	985	2,764	402
	756	2,265	5,934	863